Long-Term Debt (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended	87 Months Ended
	Jun. 26, 2012	Mar. 31, 2013 Installment	Dec. 31, 2012	Mar. 31, 2013
Long Term Debt (Textual)
Proceeds from loan payable	$ 450,000			$ 450,000
Accrue simple interest	3.50%
Due date for outstanding principal amount	On or before June 27, 2015.
Loan amount		450,000	450,000	450,000
Accrued interest		11,995	11,995
Loan relating to acquisition of wave energy technology		566,098	714,185
Number of monthly installment		3
Direct revenue generated from technology purchased		$ 10,000,000